OIL AND NATURAL GAS SALES (Tables)	12 Months Ended
Dec. 31, 2019
OIL AND NATURAL GAS SALES
Tabular disclosure of revenue from oil and natural gas sales during the period

($ thousands)	2019	2018	2017
Oil and natural gas sales	$1,572,955	$1,610,899	$1,141,770
Royalties(1)	(318,149)	(318,163)	(221,077)
Oil and natural gas sales, net of royalties	$1,254,806	$1,292,736	$920,693
(1)	Royalties above do not include production taxes which are reported separately on the Consolidated Statements of Income/(Loss).

Oil and natural gas revenue by country and by product for the years ended December 31, 2019 and 2018 are as follows:

2019	Total revenue, net		Natural	Natural gas
($ thousands)	of royalties(1)	Crude oil(2)	gas(2)	liquids(2)	Other(3)
Canada	$177,299	$145,814	$21,776	$7,158	$2,551
United States	1,077,507	847,182	215,963	14,355	7
Total	$1,254,806	$992,996	$237,739	$21,513	$2,558

2018	Total revenue, net		Natural	Natural gas
($ thousands)	of royalties(1)	Crude oil(2)	gas(2)	liquids(2)	Other(3)
Canada	$198,263	$148,949	$32,109	$14,075	$3,130
United States	1,094,473	834,146	236,825	23,502	—
Total	$1,292,736	$983,095	$268,934	$37,577	$3,130
(1)	Royalties above do not include production taxes which are reported separately on the Consolidated Statements of Income/(Loss).
(2)	U.S. sales of crude oil and natural gas relate primarily to the Company’s North Dakota and Marcellus properties, respectively. Canadian crude oil sales relate primarily to the Company’s waterflood properties.
(3)	Includes third party processing income.